Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Foreign currency translation, tax expense (recovery)	$ 5	$ (1)
Hybrid Notes as a hedge of the foreign currency exposure	1,700	1,800
Unrealized gains (losses) on net investment hedges	1	4
Net derivative gain, tax	6
Net change in unrecognized pension and post-retirement benefit obligation	2	(1)
Other comprehensive loss, Tax	14	$ 2
Net investment in United States dollar denominated operations
Hybrid Notes as a hedge of the foreign currency exposure	$ 1,200